Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about intangible assets [abstract]
Schedule of Goodwill	a) Goodwill

			Group
	Cost	Accumulated impairment	Net book value
	£m	£m	£m
At 31 December 2019, 1 January 2020 and 31 December 2020	1,269	(66)	1,203

Schedule of Goodwill for Cash Generating Units

		Goodwill		Discount rate	Growth rate beyond initial cash flow projections
	2020	2019	2020	2019	2020	2019
CGU	£m	£m	%	%	%	%
Personal financial services	1,169	1,169	13.6	9.8	1.6	1.6
Private banking	30	30	8.9	9.8	1.6	1.6
Other	4	4	13.6	9.8	1.6	1.6
	1,203	1,203

Reasonably Possible Changes In Key Cash Flow Projection Assumptions
Reasonably possible changes in key assumptions

CGU	Input	Key assumptions	Associated risks	Reasonably possible change
Personal Financial Services	–Cash flow projections	–BoE Bank Rate –UK house price growth –UK mortgage loan market growth –UK unemployment rate –Position in the market –Regulatory capital levels.	–Uncertain market outlook –Persistent low interest rate environment –Customer remediation and regulatory action outcomes –Uncertain regulatory capital requirements.	–Cash flow projections decrease by 5%.
	–Discount rate	–Discount rate used is a reasonable estimate of a suitable market rate for the profile of the business.	–Market rates of interest rise.	–Discount rate increases by 100 basis points.

	Carrying value	Value in use	Headroom	Increase in post tax discount rate	Decrease in cash flows
CGU	£m	£m	£m	bps	%
Personal Financial Services	6,758	8,602	1,844	239	22

Disclosure of Intangible Assets
b) Other intangibles

			Group
		Accumulated amortisation/ impairment	Net book value
	Cost
	£m	£m	£m
At 1 January 2020	1,249	(686)	563
Additions	102	—	102
Disposals	(47)	47	—
Charge	—	(197)	(197)
Impairment	—	(25)	(25)
At 31 December 2020	1,304	(861)	443

At 1 January 2019	1,090	(485)	605
Additions	173	—	173
Disposals	(14)	—	(14)
Charge	—	(191)	(191)
Impairment	—	(10)	(10)
At 31 December 2019	1,249	(686)	563
Other intangibles which consist of computer software, include computer software under development of £99m (2019: £197m), of which £68m is internally generated (2019: £123m).